Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Summary of Loans Receivable

Loans receivable consisted of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Loans receivable	$5,923,536	$7,587,349
Allowance for credit losses	$(947,766)	$(1,212,441)
Loans receivable, net	$4,975,770	$6,374,908

Loans receivable consisted of the following at December 31:

	2016	2015
Loans receivable	$7,587,349	$8,110,077
Allowance for credit losses	(1,212,441)	(985,375)
Loans receivable, net	$6,374,908	$7,124,702

Reconciliation of Allowance for Credit Losses

A reconciliation of the allowance for credit losses consist of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Beginning balance, January 1	$1,212,441	$985,375
Provision for credit losses	$919,529	$1,865,362
Loans charged off	$(1,184,204)	$(1,638,296)
Ending balance	$947,766	$1,212,441
Basis of assessment:
Individually	$-	$-
Collectively	$947,766	$1,212,441

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2016	2015
Beginning balance	$985,375	$596,963
Provision for credit losses	1,865,362	1,134,518
Loans charged off	(1,638,296)	(746,106)
Ending balance	$1,212,441	$985,375
Basis of Assessment:
Individually	$-	$-
Collectively	$1,212,441	$985,375

Summary of Age Analysis of Past Due Receivables

The following is an age analysis of past due receivables as of September 30, 2017 and December 31, 2016:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and not Accruing
September 30, 2017	$192,718	$109,195	$326,000	$627,913	$5,295,623	$5,923,536	$326,000
December 31, 2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098

The following is an age analysis of past due receivables as of December 31, 2016 and 2015:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Not Accruing
2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

Summary of Loans Receivables Balance by Credit Quality Indicator

The following is a summary of the loan receivable balance as of September 30, 2017 and December 31, 2016 by credit quality indicator:

Credit Score	September 30, 2017	December 31, 2016
550-575	$13,528	$16,264
576-600	$97,926	$183,701
601-650	$2,665,973	$3,332,371
651-700	$2,286,572	$2,946,944
701-750	$651,491	$874,408
751-800	$157,504	$166,811
801-850	$36,797	$46,368
851-900	$13,744	$20,482
	$5,923,536	$7,587,349

The following is a summary of the loan receivable balance as of December 31, 2016 and 2015 by credit quality indicator:

Credit Score	2016	2015
550-575	$16,264	$-
576-600	183,701	149,056
601-650	3,332,371	3,397,512
651-700	2,946,944	3,230,308
701-750	874,408	1,097,225
751-800	166,811	185,840
801-850	46,368	50,136
851-900	20,482	-
	$7,587,349	$8,110,077